Related Party Transactions and Shared Service Costs - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2024	Apr. 05, 2023	Mar. 01, 2022	Jan. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares														$ 1,152,163
Cancellation of trade liability						$ 0		$ 0		$ 207,967	$ 0
Gain on debt extinguishment		$ 13,000				0		(1,014,368)		0	(1,014,368)	$ (15,490)		(467,073)
PH Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares			$ 100,000
Related Party Costs			$ 15,000
Lease payment													$ 3,000
Expenses under administrative services agreement						0		$ 0		0	$ 36,357
Accounts Payable Related Parties Current												$ 309,534		$ 426,673
Settled the outstanding debt for a one-time payment	$ 85,000			$ 85,000
Gain on debt extinguishment				$ 207,967
Republic of Korea [Member] | PH Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Related Party Costs					$ 10,000
Expenses under administrative services agreement						77,500				250,000
One time fee payable									$ 230,000
Accounts Payable Related Parties Current						$ 15,489				$ 15,489
General and Administrative Expense [Member] | PH Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Cancellation of trade liability							$ 207,967